Organization and Business Operations	12 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations [Text Block]

1. Organization and Business Operations

Incorporation

Infinity Cross Border Acquisition Corporation f/k/a Infinity China 1 Acquisition Corporation (the “Company”) was incorporated in the British Virgin Islands on April 6, 2011.

Sponsor

The Company’s sponsors are Infinity I-China Fund (Cayman), L.P., Infinity I-China Fund (Israel), L.P., Infinity I-China Fund (Israel 2), L.P. and Infinity I-China Fund (Israel 3), L.P. (collectively, the “Sponsors”). The general partner of each of aforementioned funds is Infinity-CSVC Partners, Ltd., a Cayman Islands exempted company.

Fiscal Year End

The Company has selected March 31 as its fiscal year end.

Business Purpose

The Company was formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, contractual control arrangement with, purchasing all or substantially all of the assets of, or engaging in any other similar business combination with one or more businesses or entities (an “Initial Business Combination”).

Business Combination

An Initial Business Combination is subject to the following size, focus and shareholder approval provisions:

Size — The prospective target business or businesses must have a fair market value that is at least equal to 80% of the balance of the Trust Account at the time of the execution of a definitive agreement with such target. The Company will not consummate an Initial Business Combination unless it acquires a controlling interest in a target company or is otherwise not required to register as an investment company under the Act.

Focus — The Company will seek to identify, acquire and operate a business located in Canada, Europe, Africa or Israel, although the Company may pursue acquisition opportunities in other geographic regions.

Tender Offer/Shareholder Approval  — The Company, after signing a definitive agreement for an Initial Business Combination, will either (i) provide shareholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the trust account held at J.P. Morgan Chase N.A., London Branch (the “Trust Account”), including interest but less taxes payable plus amounts released to fund working capital requirements, or (ii) if the Company loses its status as a foreign private issuer (“FPI”) and is subject to the Exchange Act rules applicable to domestic issuers, seek shareholder approval of the Initial Business Combination at a meeting called for such purpose in connection with which shareholders may seek to redeem their shares, regardless of whether they vote for or against the Initial Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable plus amounts released to fund working capital requirements. The decision as to whether the Company will seek shareholder approval of the Initial Business Combination or will allow shareholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as whether the Company is deemed a FPI, the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval. If the Company seeks shareholder approval, it will consummate its Initial Business Combination only if a majority of the outstanding ordinary shares voted are voted n favor of the Initial Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Furthermore, the redemption threshold may be further limited by the terms and conditions of the Initial Business Combination. In such case, the Company would not proceed with the redemption of its Public Shares and the related Initial Business Combination, and instead may search for an alternate Initial Business Combination.

Regardless of whether the Company holds a shareholder vote or a tender offer in connection with an Initial Business Combination, a public shareholder will have the right to redeem their Public Shares for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable plus amounts released to fund working capital requirements. As a result, such Ordinary Shares are recorded at redemption/tender value and classified as temporary equity as of the completion of the Company’s initial public offering (the “Public Offering” or the “IPO”), in accordance with Financial Accounting Standards Board, or FASB, Accounting Standards Codification, Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.”

Liquidation  — If the Company does not consummate an Initial Business Combination within 18 (or 21 months) from the closing of the Public Offering, the Company (i) will, as promptly as reasonably possible but no more than five business days thereafter, distribute the aggregate amount then on deposit in the Trust Account (less up to $50,000 of the net interest earned thereon to pay dissolution expenses), pro rata, to holders of Public Shares by way of redemption and (ii) intends to cease all operations except for the purposes of any winding up of its affairs. This redemption of public shareholders from the Trust Account shall be done automatically by function of the Company’s memorandum and articles of association and prior to any voluntary winding up, although at all times subject to the BVI Business Companies Act, 2004 of the British Virgin Islands.

In the event of liquidation, it is likely the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per share in the Public Offering (assuming no value is attributed to the Public Warrants discussed in Note 3).